TRADEMARKS (Details Narrative) - Trademarks [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
[custom:CapitalizedCostsOfIntangibleAssets-0]	$ 1,300
Finite-Lived Intangible Asset, Useful Life		20 years